Long-term debt	12 Months Ended
Aug. 31, 2023
Long-term debt.
Long-term debt

16. Long-term debt

	2023	2022
	$	$
The government assistance loan is non-interest bearing until December 31, 2022 at which time the loan bears interest at 5% per annum. The loan must be repaid by December 31, 2025.	40,000	39,342

Term loans, bearing interest at rates varying between 9.44% and 10.71%, repayable in monthly instalments of $23,337, ending January 2025.	265,329	188,007

	305,329	227,349
Current portion of long-term debt	271,546	72,090
	33,783	155,259